Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total		Called-up share capital [member]	Share premium account [member]	Shares to be issued [member]	Other reserves [member] [1]	Own shares [member]	Retained earnings [member]	Total equity share owner's funds [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014		£ 7,826.8		£ 132.6	£ 508.0	£ 0.3	£ 36.2	£ (283.7)	£ 7,106.7	£ 7,500.1	£ 326.7
Ordinary shares issued		27.5		0.3	27.3	£ (0.3)			0.2	27.5
Treasury share additions		(406.0)						(406.0)		(406.0)
Treasury share allocations								3.6	(3.6)
Profit for the year		1,245.1	[2]						1,160.2	1,160.2	84.9
Exchange adjustments on foreign currency net investments		(275.9)					(272.9)			(272.9)	(3.0)
Gain (loss) on revaluation of available for sale investments		206.0					206.0			206.0
Actuarial gain (loss) on defined benefit pension plans		33.5							33.5	33.5
Deferred tax on defined benefit pension plans		(5.2)							(5.2)	(5.2)
Other comprehensive (loss)/income		(41.6)					(66.9)		28.3	(38.6)	(3.0)
Dividends paid		(601.0)							(545.8)	(545.8)	(55.2)
Non-cash share-based incentive plans (including share options)		99.0							99.0	99.0
Tax adjustment on share-based payments		18.0							18.0	18.0
Net movement in own shares held by ESOP Trusts		(181.6)						(33.5)	(148.1)	(181.6)
Recognition/remeasurement of financial instruments		(59.7)					(59.0)		(0.7)	(59.7)
Share purchases - close period commitments		82.9					80.0		2.9	82.9
Acquisition of subsidiaries	[3]	6.4							(18.6)	(18.6)	25.0
End of year at Dec. 31, 2015		8,015.8		132.9	535.3		(9.7)	(719.6)	7,698.5	7,637.4	378.4
Ordinary shares issued		27.2		0.3	26.9					27.2
Treasury share additions		(274.5)						(274.5)		(274.5)
Treasury share allocations								3.9	(3.9)
Profit for the year		1,501.6	[2]						1,400.1	1,400.1	101.5
Exchange adjustments on foreign currency net investments		1,378.0					1,309.9			1,309.9	68.1
Gain (loss) on revaluation of available for sale investments		(93.1)					(93.1)			(93.1)
Actuarial gain (loss) on defined benefit pension plans		(15.9)							(15.9)	(15.9)
Deferred tax on defined benefit pension plans		(0.4)							(0.4)	(0.4)
Other comprehensive (loss)/income		1,268.6					1,216.8		(16.3)	1,200.5	68.1
Dividends paid		(706.1)							(616.5)	(616.5)	(89.6)
Non-cash share-based incentive plans (including share options)		106.5							106.5	106.5
Tax adjustment on share-based payments		3.9							3.9	3.9
Net movement in own shares held by ESOP Trusts		(152.9)						28.2	(181.1)	(152.9)
Recognition/remeasurement of financial instruments		4.9					(21.9)		26.8	4.9
Share purchases - close period commitments		8.6							8.6	8.6
Acquisition of subsidiaries	[3]	(36.0)							(20.7)	(20.7)	(15.3)
End of year at Dec. 31, 2016		9,767.6		133.2	562.2		1,185.2	(962.0)	8,405.9	9,324.5	443.1
Ordinary shares issued		6.4		0.1	6.3					6.4
Treasury share additions		(289.6)						(289.6)		(289.6)
Treasury share allocations								112.2	(112.2)
Profit for the year		1,912.3							1,816.6	1,816.6	95.7
Exchange adjustments on foreign currency net investments		(465.2)					(445.5)			(445.5)	(19.7)
Gain (loss) on revaluation of available for sale investments		32.1					32.1			32.1
Actuarial gain (loss) on defined benefit pension plans		17.0							17.0	17.0
Deferred tax on defined benefit pension plans		(24.6)							(24.6)	(24.6)
Other comprehensive (loss)/income		(440.7)					(413.4)		(7.6)	(421.0)	(19.7)
Dividends paid		(839.3)							(751.5)	(751.5)	(87.8)
Non-cash share-based incentive plans (including share options)		105.0							105.0	105.0
Tax adjustment on share-based payments		3.0							3.0	3.0
Net movement in own shares held by ESOP Trusts		(214.6)						(31.7)	(182.9)	(214.6)
Recognition/remeasurement of financial instruments		(21.8)					(10.1)		(11.7)	(21.8)
Acquisition of subsidiaries	[3]	(26.3)							(63.8)	(63.8)	37.5
End of year at Dec. 31, 2017		£ 9,962.0		£ 133.3	£ 568.5		£ 761.7	£ (1,171.1)	£ 9,200.8	£ 9,493.2	£ 468.8

[1]	Other reserves are analysed in note 27.
[2]	Prior year figures have been re-presented as described in the accounting policies.
[3]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.